Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2018
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Profile of the timing of the nominal amount of the hedging instrument
USD billion	Due within 1 month	Duebetween1 and 3months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	9	2	0	0	0	11
Cash outflows	0	9	2	0	0	0	11
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2018 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

Cash Flow Hedges [Member]
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2018	2017	2016
Balance at the beginning of the year	360	955	1,635
Effective portion of changes in fair value of hedging instruments recognized in OCI	(42)	45	234
Amount reclassified to Net interest income when the hedged item affected net profit / (loss)	(294)	(843)	(1,094)
of which: reclassified to interest income on amortized-cost instruments[1]	(293)
of which: reclassified to interest income on FVTPL instruments[1]	(1)
Translation effects recognized directly in retained earnings	18	39	4
Income tax related to cash flow hedges	67	163	176
Balance at the end of the year	109	360	955
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	70,149
Carrying amount
Derivative financial assets	24	31
Derivative financial liabilities	1	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	97
Changes in fair value of hedged items	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	(42)	45	234
Ineffectiveness recognized as Other net income from fair value changes on financial instruments	25	8	11
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedges of net investments in foreign operations
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Foreign currency translation reserve
USD million	31.12.18	31.12.17	31.12.16
Foreign currency translation reserve	3,924	4,466	2,901
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries	777
of which: for which hedge accounting continues to be applied[1]	521
of which: for which hedge accounting is no longer applied[1]	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: derivative financial instruments
Nominal amount	11,537	13,374
Carrying amount
Derivative financial assets	56	80
Derivative financial liabilities	48	133

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	229	2,969
Carrying amount[1]
Receivables from securities financing transactions	115
Payables from securities financing transactions	115
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
For the year ended
USD million	31.12.18
Changes in fair value of hedging instruments[1]	205
Changes in fair value of hedged items[1]	(205)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI[1]	181
Ineffectiveness recognized as Other net income from fair value changes on financial instruments[1]	24
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	63,816
Carrying amount
Derivative financial assets	27	49
Derivative financial liabilities	1	2
Hedged items: debt issued measured at amortized cost
Carrying amount[1]	63,785
of which: accumulated amount of fair value hedge adjustment	(298)
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(341)	(16)	166
Changes in fair value of hedged items[1]	329	(4)	(170)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(11)	(20)	(4)
1 For prior periods, the amounts included offsetting accrued interest, which did not have any effect on net gains / (losses) related to hedge ineffectiveness.

Portfolio interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	10,318
Carrying amount
Derivative financial assets	0	0
Derivative financial liabilities	31	33
Hedged items: loans and advances to customers
Carrying amount[1]	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[2]	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[2]	89
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(22)	(10)	(132)
Changes in fair value of hedged items[1]	16	3	119
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(6)	(7)	(13)
1 For prior periods, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.

UBS AG
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Profile of the timing of the nominal amount of the hedging instrument
USD billion	Due within 1 month	Duebetween1 and 3months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	9	2	0	0	0	11
Cash outflows	0	9	2	0	0	0	11
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2018 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

UBS AG | Cash Flow Hedges [Member]
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2018	2017	2016
Balance at the beginning of the year	360	955	1,635
Effective portion of changes in fair value of hedging instruments recognized in OCI	(42)	45	234
Amount reclassified to Net interest income when the hedged item affected net profit / (loss)	(294)	(843)	(1,094)
of which: reclassified to interest income on amortized-cost instruments[1]	(293)
of which: reclassified to interest income on FVTPL instruments[1]	(1)
Translation effects recognized directly in retained earnings	18	39	4
Income tax related to cash flow hedges	67	163	176
Balance at the end of the year	109	360	955
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	70,149
Carrying amount
Derivative financial assets	24	31
Derivative financial liabilities	1	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	97
Changes in fair value of hedged items	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	(42)	45	234
Ineffectiveness recognized as Other net income from fair value changes on financial instruments	25	8	11
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

UBS AG | Hedges of net investments in foreign operations
Notes Hedge Accounting [Line Items]
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Foreign currency translation reserve
USD million	31.12.18	31.12.17	31.12.16
Foreign currency translation reserve	3,940	4,455	2,933
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries	770
of which: for which hedge accounting continues to be applied[1]	515
of which: for which hedge accounting is no longer applied[1]	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Disclosure Of Detailed Information About Hedging Instruments Explanatory
Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: derivative financial instruments
Nominal amount	11,432	13,237
Carrying amount
Derivative financial assets	56	79
Derivative financial liabilities	45	132

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	229	2,970
Carrying amount[1]
Receivables from securities financing transactions	115
Payables from securities financing transactions	115
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
For the year ended
USD million	31.12.18
Changes in fair value of hedging instruments[1]	199
Changes in fair value of hedged items[1]	(199)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI[1]	181
Ineffectiveness recognized as Other net income from fair value changes on financial instruments[1]	18
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

UBS AG | Interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	63,816
Carrying amount
Derivative financial assets	27	49
Derivative financial liabilities	1	2
Hedged items: debt issued measured at amortized cost
Carrying amount[1]	28,139
of which: accumulated amount of fair value hedge adjustment	282
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount[1]	35,647
of which: accumulated amount of fair value hedge adjustment	(580)
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(341)	(16)	166
Changes in fair value of hedged items[1]	329	(4)	(170)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(11)	(20)	(4)
1 For prior periods, the amounts included offsetting accrued interest, which did not have any effect on net gains / (losses) related to hedge ineffectiveness.

UBS AG | Portfolio interest rate risk
Notes Hedge Accounting [Line Items]
Disclosure of fair value hedge accounting [text block]
Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	10,318
Carrying amount
Derivative financial assets	0	0
Derivative financial liabilities	31	33
Hedged items: loans and advances to customers
Carrying amount[1]	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[2]	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[2]	89
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(22)	(10)	(132)
Changes in fair value of hedged items[1]	16	3	119
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(6)	(7)	(13)
1 For prior periods, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.